PREPAID LEASE PAYMENTS FOR LAND USE RIGHTS	12 Months Ended
Dec. 31, 2011
PREPAID LEASE PAYMENTS FOR LAND USE RIGHTS
PREPAID LEASE PAYMENTS FOR LAND USE RIGHTS

14.          PREPAID LEASE PAYMENTS FOR LAND USE RIGHTS

	As of December 31, 2010	As of December 31, 2011
Prepaid lease payments for land use rights	$36,018	$33,718
Current portion of prepaid lease payments for land use rights	(766)	(761)
Accumulated impairment loss	(1,500)	—
Non-current portion of prepaid lease payments for land use rights	$33,752	$32,957

The amount represents prepayments of rentals for land use rights situated in the PRC for a period of 50 years. Amortization expense was $729, $853 and $749 for the years ended December 31, 2009, 2010 and 2011, respectively.

Certain land use rights were pledged to secure credit facilities granted to the subsidiaries. The carrying amount of land use rights pledged as of December 31, 2010 and December 31, 2011 were $10,542 and $12,906 respectively.

The accumulated impairment loss recognized for Chaoyang Seamless is included in “assets held for sale” at December 31, 2011 as described in Note 11.